Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
The tax expense (benefit) comprises:
Current Tax	$ 16,465,368	$ 7,558,626	$ 3,612,357
Deferred Tax	(5,801,984)	(1,941,283)	(409,477)
Total	$ 10,663,384	$ 5,617,343	$ 3,202,880
Reconciliation between the statutory tax rate to income before income taxes and the actual provision for income taxes
PRC income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for income tax purposes	3.71%	1.83%	0.11%
Uncertain tax position impact	0.24%	0.46%	0.74%
Different tax rate of subsidiary operation in other jurisdiction	0.27%	0.56%
Effective income tax rate	29.22%	27.85%	25.85%
Deferred tax assets:
Deferred revenue	$ 6,510,660	$ 2,038,708	$ 304,522
Accrued expenses	293,896	569,311	398,470
Discount of investment	49,479	91,948	117,315
Tax loss carry forward	1,420,631	197,038	19,329
Investment-in-affiliate impairment		33,178	33,298
Impairment for a held-to-maturity investment	153,998	32,685
Exchange gain	109,429	3,988
Gross deferred tax assets	8,538,093	2,966,856	872,934
Net deferred tax assets	8,538,093	2,966,856	872,934
Analysis as:
Current	7,294,780	2,845,459	787,842
Non-current	1,243,313	121,397	85,092
Deferred tax liabilities:
Amortization of intangible assets	2,108,005
Unrealized investment income	207,688	250,347	82,777
Total deferred tax liabilities	2,315,693	250,347	82,777
Analysis as:
Current	207,688	$ 250,347	$ 82,777
Non-current	$ 2,108,005
HONG KONG
Reconciliation between the statutory tax rate to income before income taxes and the actual provision for income taxes
Foreign income tax rate	16.50%